Total Capital and Net Income Per Unit - Issuance of Common Units (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	May 31, 2013
Capital Unit [Line Items]
General Partner's proportionate contribution	2.00%
Issuance of new common units, maximum aggregate amount		$ 100
General Partner [Member]
Capital Unit [Line Items]
General Partner's proportionate contribution	2.00%